Convertible Notes, Summary (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 03, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Convertible Notes [Abstract]
Repayments of convertible notes		$ 8,000	$ 10,000
Balance outstanding		231,585		$ 235,603
Second JDH Note [Member]
Convertible Notes [Abstract]
Repayments of convertible notes	$ 8,000
Balance outstanding		$ 3,165
Notice period to prepay Jelco notes		5 days
Conversion price (in dollars per share)		$ 120